Employee Benefits - Summary of Sensitivity Analysis For Actuarial Assumptions Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Japanese plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	¥ 88,346	¥ 119,138
0.5% increase	(80,862)	(103,296)
Foreign plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	120,176	113,268
0.5% increase	¥ (118,461)	¥ (110,060)